Business Combinations (Details) - Schedule of pro forma information - Shenzhen Meten [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations (Details) - Schedule of pro forma information [Line Items]
Revenues	¥ 1,464,028	¥ 1,455,736
Net income/(loss)	¥ (228,193)	¥ 48,990